Contracts in Progress - Capitalized Contract Costs (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract costs	$ 40,824	$ 61,847	$ 90,521
Pre-operational costs
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract costs	7,750	12,836	24,031
Offshore asset mobilization costs
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract costs	21,509	35,632	51,302
Vessel repositioning costs
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract costs	$ 11,565	$ 13,379	$ 15,188